Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Australia - 4.6%
Centuria Capital Group	2,903,522	$ 6,189,801
Dexus, REIT	502,352	4,100,533
Goodman Group, REIT	807,237	13,720,215
Lendlease Corp. Ltd. (A)	1,376,213	11,472,017
NEXTDC Ltd. (A) (B)	1,208,670	10,412,806

		45,895,372

Belgium - 2.3%
Aedifica SA, REIT	85,664	10,772,725
Warehouses de Pauw CVA, REIT	291,653	12,583,639

		23,356,364

Canada - 1.3%
Allied Properties, REIT	197,568	7,369,193
Summit Industrial Income, REIT	316,150	5,568,630

		12,937,823

China - 1.3%
GDS Holdings Ltd., Class A (A) (B)	2,783,195	13,473,679

France - 0.8%
Covivio, REIT (A)	5,106	406,356
Klepierre SA, REIT (B)	5,298	141,054
Unibail-Rodamco-Westfield, REIT (A) (B)	95,678	7,166,974

		7,714,384

Germany - 3.3%
Vonovia SE	718,780	33,502,615

Hong Kong - 4.0%
ESR Cayman Ltd. (A) (B) (C)	5,866,700	18,180,279
Link, REIT	985,600	8,393,593
New World Development Co. Ltd.	2,204,250	8,942,967
Wharf Holdings Ltd.	445,000	1,355,425
Wharf Real Estate Investment Co. Ltd. (A)	723,000	3,573,255

		40,445,519

Japan - 11.5%
Daito Trust Construction Co. Ltd.	37,600	3,991,031
Daiwa House Industry Co. Ltd.	338,200	8,816,423
GLP J-REIT	2,097	3,186,395
Hankyu Hanshin, Inc., REIT	1,061	1,338,745
Heiwa Real Estate Co. Ltd. (A)	15,000	485,793
Heiwa Real Estate, Inc., REIT	1,073	1,315,590
Hulic Co. Ltd.	1,986,500	17,821,731
Katitas Co. Ltd.	24,300	667,538
Keihanshin Building Co. Ltd.	177,800	2,177,520
Kenedix Office Investment Corp., REIT	2,428	14,535,956
Mitsubishi Estate Co. Ltd.	1,692,600	25,203,591
Mitsui Fudosan Logistics Park, Inc., REIT	1,348	6,366,847
Nippon Building Fund, Inc., REIT (A)	3,436	19,491,809
ORIX J-REIT, Inc.	5,749	7,796,404
Tokyu Fudosan Holdings Corp.	289,700	1,589,956

		114,785,329

Luxembourg - 1.6%
Aroundtown SA	2,748,713	15,707,156

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea - 0.9%
ESR Kendall Square Co. Ltd., REIT	1,325,343	$ 7,632,436
LOTTE Co. Ltd., REIT	265,707	1,268,015

		8,900,451

Singapore - 1.8%
Capitaland Investment Ltd. (A) (B)	2,869,100	8,406,672
Cromwell European, REIT	2,142,522	5,403,975
Digital Core Management Pte Ltd., REIT (B)	3,415,800	3,791,538

		17,602,185

Spain - 1.9%
Cellnex Telecom SA (C)	294,399	14,167,774
Merlin Properties Socimi SA, REIT	392,411	4,587,746

		18,755,520

Sweden - 1.1%
Castellum AB (A)	452,070	11,161,492

United Kingdom - 4.8%
Big Yellow Group PLC, REIT	445,711	8,985,598
Derwent London PLC, REIT	219,663	9,220,626
Grainger PLC	2,029,551	7,740,271
Segro PLC, REIT	823,238	14,471,731
Tritax Big Box PLC, REIT	2,457,068	7,779,853

		48,198,079

United States - 57.3%
Agree Realty Corp., REIT (A)	169,336	11,237,137
Alexandria Real Estate Equities, Inc., REIT	52,606	10,586,957
AvalonBay Communities, Inc., REIT	117,659	29,222,966
Boston Properties, Inc., REIT (A)	136,354	17,562,395
Brookdale Senior Living, Inc. (B)	785,825	5,540,066
Cousins Properties, Inc., REIT	255,030	10,275,159
Digital Realty Trust, Inc., REIT	104,503	14,818,525
EPR Properties, REIT	348,744	19,079,784
Equinix, Inc., REIT	50,421	37,393,222
Extra Space Storage, Inc., REIT	111,216	22,866,010
Federal Realty Investment Trust, REIT	41,292	5,040,514
Hilton Grand Vacations, Inc. (B)	186,870	9,719,109
Host Hotels & Resorts, Inc., REIT	461,294	8,962,942
Hudson Pacific Properties, Inc., REIT	215,340	5,975,685
Invitation Homes, Inc., REIT	477,795	19,197,803
Medical Properties Trust, Inc., REIT	1,177,603	24,894,527
Mid-America Apartment Communities, Inc., REIT	99,199	20,777,231
Outfront Media, Inc., REIT	868,053	24,678,747
Prologis, Inc., REIT	395,119	63,803,816
Public Storage, REIT	26,632	10,393,937
Regency Centers Corp., REIT	100,114	7,142,133
Rexford Industrial Realty, Inc., REIT	309,434	23,080,682
SBA Communications Corp., REIT	29,396	10,115,164
Simon Property Group, Inc., REIT	165,021	21,710,163
SL Green Realty Corp., REIT (A)	109,605	8,897,734
Spirit Realty Capital, Inc., REIT	289,264	13,311,929
STAG Industrial, Inc., REIT	264,354	10,931,038
Sun Communities, Inc., REIT	132,258	23,183,505
UDR, Inc., REIT	394,609	22,638,718
Ventas, Inc., REIT	267,552	16,524,012
VICI Properties, Inc., REIT	734,087	20,892,116
Welltower, Inc., REIT	255,300	24,544,542

		574,998,268

Total Common Stocks (Cost $927,696,662)		987,434,236

Transamerica Series Trust	Page 1

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.5%
Securities Lending Collateral - 0.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.29% (D)	4,930,567	$ 4,930,567

Total Other Investment Company (Cost $4,930,567)		4,930,567

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp., 0.00% (D), dated 03/31/2022, to be repurchased at $10,960,194 on 04/01/2022. Collateralized by a U.S. Government Obligation, 1.50%, due 02/15/2025, and with a value of $11,179,492.	$ 10,960,194	10,960,194

Total Repurchase Agreement (Cost $10,960,194)		10,960,194

Total Investments (Cost $943,587,423)		1,003,324,997
Net Other Assets (Liabilities) - (0.1)%		(589,702)

Net Assets - 100.0%		$ 1,002,735,295

Transamerica Series Trust	Page 2

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements

Reference Entity	Counterparty	Pay/ Receive	Expiration Date	Notional Amount		Notional Amount as a Percentage of Net Assets	Value	Net Unrealized Appreciation (Depreciation)
Contracts for Difference (“CFD”)
Equity Securities Long (E)	GSI	Pay	4/20/2022	USD	5,795,519	0.6%	$6,098,079	$302,560

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	04/13/2022	USD	41,133	EUR	36,000	$1,293	$—
BNP	04/13/2022	USD	537,467	GBP	402,000	9,431	—
BNP	04/13/2022	USD	6,098,787	HKD	47,567,000	25,692	—
BNP	04/13/2022	USD	254,188	JPY	29,424,000	12,435	—
BNP	04/13/2022	USD	169,819	SEK	1,608,000	—	(1,240)
BNP	04/13/2022	HKD	2,835,000	USD	364,101	—	(2,143)
BNP	04/13/2022	JPY	9,444,000	USD	82,994	—	(5,401)
BNP	04/13/2022	GBP	3,955,000	USD	5,428,879	—	(233,900)
BNP	04/13/2022	EUR	95,000	USD	108,004	—	(2,871)
BNP	04/13/2022	CAD	40,000	USD	31,538	457	—
BNP	04/13/2022	SEK	6,424,000	USD	690,618	—	(7,233)
BNP	04/18/2022	THB	3,297,000	USD	99,265	—	(102)
BOA	04/13/2022	USD	1,003,954	AUD	1,399,000	—	(43,071)
BOA	04/13/2022	USD	94,459	CAD	120,000	—	(1,525)
BOA	04/13/2022	USD	5,206,639	EUR	4,733,000	—	(31,183)
BOA	04/13/2022	USD	2,880,524	GBP	2,196,000	—	(3,970)
BOA	04/13/2022	GBP	1,057,000	USD	1,436,860	—	(48,468)
BOA	04/13/2022	EUR	4,229,000	USD	4,665,321	14,743	—
BOA	04/13/2022	SEK	20,805,000	USD	2,206,514	6,723	—
CITI	04/13/2022	USD	875,948	AUD	1,214,000	—	(32,622)
CITI	04/13/2022	USD	28,225,039	HKD	219,824,000	159,107	—
CITI	04/13/2022	HKD	69,273,000	USD	8,887,352	—	(42,953)
CITI	04/13/2022	JPY	2,778,000	USD	24,150	—	(1,326)
CITI	04/13/2022	AUD	66,000	USD	48,501	894	—
GSI	04/13/2022	USD	7,455,664	KRW	8,924,212,000	94,763	—
GSI	04/13/2022	HKD	27,909,000	USD	3,578,703	—	(15,434)
GSI	04/13/2022	SEK	6,480,000	USD	699,619	—	(10,276)
GSI	04/13/2022	JPY	160,896,000	USD	1,394,756	—	(72,808)
HSBC	04/13/2022	USD	930,260	CAD	1,192,000	—	(23,179)
HSBC	04/13/2022	USD	1,035,140	GBP	786,000	2,712	—
HSBC	04/13/2022	USD	5,892,627	HKD	46,076,000	9,894	—
HSBC	04/13/2022	USD	4,869,649	JPY	587,053,000	46,323	—
HSBC	04/13/2022	USD	783,626	SEK	7,460,000	—	(9,969)
HSBC	04/13/2022	GBP	1,117,000	USD	1,505,731	—	(38,526)
HSBC	04/13/2022	SGD	30,416,000	USD	22,604,092	—	(164,146)
HSBC	04/13/2022	EUR	5,210,000	USD	5,801,748	—	(36,050)
HSBC	04/13/2022	JPY	263,360,103	USD	2,297,814	—	(134,003)
HSBC	04/13/2022	ILS	36,654,000	USD	11,800,666	—	(312,188)
HSBC	04/13/2022	AUD	188,000	USD	134,733	5,968	—
HSBC	04/13/2022	SEK	21,445,000	USD	2,301,722	—	(20,401)
JPM	04/13/2022	USD	12,278,199	AUD	17,174,000	—	(574,990)
JPM	04/13/2022	USD	149,970	GBP	114,000	229	—
JPM	04/13/2022	USD	7,868,790	HKD	61,602,000	3,782	—
JPM	04/13/2022	USD	4,958,345	JPY	577,645,000	212,318	—
JPM	04/13/2022	USD	807,471	SEK	7,793,000	—	(21,549)
JPM	04/13/2022	USD	1,553,788	SGD	2,093,000	9,639	—
JPM	04/13/2022	HKD	82,171,000	USD	10,524,311	—	(33,165)
JPM	04/13/2022	AUD	42,867,000	USD	31,348,493	733,590	—
JPM	04/13/2022	NZD	3,943,000	USD	2,709,074	23,171	—
JPM	04/13/2022	SEK	59,106,000	USD	6,570,194	—	(282,493)
JPM	04/13/2022	ZAR	2,166,000	USD	139,415	8,571	—

Transamerica Series Trust	Page 3

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPM	04/13/2022	JPY	27,544,000	USD	242,368	$—	$(16,062)
JPM	04/13/2022	GBP	43,000	USD	58,206	—	(1,725)
JPM	04/13/2022	EUR	103,000	USD	112,826	1,160	—
SSB	04/13/2022	USD	2,099,144	AUD	2,957,000	—	(113,904)
SSB	04/13/2022	USD	48,271,166	EUR	42,047,000	1,739,433	—
SSB	04/13/2022	USD	5,314,746	GBP	4,039,000	9,432	—
SSB	04/13/2022	USD	4,803,248	HKD	37,541,000	10,218	—
SSB	04/13/2022	USD	778,111	JPY	89,982,000	38,804	—
SSB	04/13/2022	JPY	329,803,000	USD	2,881,632	—	(171,916)
SSB	04/13/2022	CHF	8,533,000	USD	9,386,371	—	(148,096)
SSB	04/13/2022	CAD	1,521,000	USD	1,190,703	25,891	—
SSB	04/13/2022	GBP	527,000	USD	716,148	—	(23,922)
SSB	04/13/2022	HKD	85,965,000	USD	10,985,352	—	(9,809)
SSB	04/13/2022	SEK	5,643,000	USD	599,893	410	—
UBS	04/13/2022	USD	6,380,296	AUD	8,797,000	—	(203,465)
UBS	04/13/2022	USD	1,053,097	EUR	964,000	—	(13,724)
UBS	04/13/2022	USD	2,013,138	GBP	1,537,000	—	(5,745)
UBS	04/13/2022	USD	1,336,657	HKD	10,445,000	3,096	—
UBS	04/13/2022	USD	774,270	SEK	7,176,000	10,887	—
UBS	04/13/2022	AUD	2,282,000	USD	1,674,366	33,506	—
UBS	04/13/2022	HKD	47,871,000	USD	6,119,947	—	(8,039)
UBS	04/13/2022	SGD	715,000	USD	528,189	—	(685)
UBS	04/13/2022	SEK	4,263,000	USD	459,040	—	(5,542)
UBS	04/13/2022	NOK	16,908,000	USD	1,949,563	—	(29,340)
UBS	04/13/2022	CAD	4,926,000	USD	3,950,167	—	(10,034)
UBS	04/13/2022	EUR	4,676,000	USD	5,288,507	—	(113,765)
UBS	04/13/2022	GBP	507,000	USD	686,196	—	(20,240)
UBS	04/13/2022	JPY	102,884,000	USD	845,572	—	(260)

Total						$3,254,572	$(3,103,458)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Equity Real Estate Investment Trusts	75.1%	$753,325,070
Real Estate Management & Development	18.0	180,795,732
IT Services	2.4	23,886,485
Diversified Telecommunication Services	1.4	14,167,774
Hotels, Restaurants & Leisure	1.0	9,719,109
Health Care Providers & Services	0.5	5,540,066

Investments	98.4	987,434,236
Short-Term Investments	1.6	15,890,761

Total Investments	100.0%	$1,003,324,997

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$587,936,091	$399,498,145	$—	$987,434,236
Other Investment Company	4,930,567	—	—	4,930,567
Repurchase Agreement	—	10,960,194	—	10,960,194

Total Investments	$592,866,658	$410,458,339	$—	$1,003,324,997

Other Financial Instruments
Over-the-Counter Total Return Swap Agreements - CFD (G)	$—	$302,560	$—	$302,560
Forward Foreign Currency Contracts (G)	—	3,254,572	—	3,254,572

Total Other Financial Instruments	$—	$3,557,132	$—	$3,557,132

Transamerica Series Trust	Page 4

Transamerica BlackRock Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

INVESTMENT VALUATION (continued):

Valuation Inputs (continued) (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (G)	$—	$(3,103,458)	$—	$(3,103,458)

Total Other Financial Instruments	$—	$(3,103,458)	$—	$(3,103,458)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $56,916,514, collateralized by cash collateral of $4,930,567 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $54,404,681. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the total value of 144A securities is $32,348,053, representing 3.2% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at March 31, 2022.
(E)	The Portfolio receives or pays the total return on a portfolio of long positions underlying the total return swap. In addition, the Portfolio pays or receives a variable rate of interest, based on a specific benchmark, with an average spread of 20 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest is the Federal Funds Rate.
(F)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
ILS	Israel New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar
ZAR	South African Rand

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.
UBS	UBS AG

PORTFOLIO ABBREVIATIONS:

CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
J-REIT	Japan-Real Estate Investment Trust
REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 5

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica BlackRock Global Real Estate Securities VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 6

Transamerica BlackRock Global Real Estate Securities VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 7